Consolidated Statements Of Income And Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Sales by Company-operated restaurants	$ 3,504,128	$ 2,894,466	$ 2,536,655
Revenues from franchised restaurants	153,521	123,652	128,821
Total revenues	3,657,649	3,018,118	2,665,476
Company-operated restaurant expenses:
Food and paper	(1,216,141)	(1,023,464)	(929,718)
Payroll and employee benefits	(701,278)	(569,084)	(491,214)
Occupancy and other operating expenses	(918,102)	(765,777)	(667,438)
Royalty fees	(170,400)	(140,973)	(121,901)
Franchised restaurants - occupancy expenses	(51,396)	(37,634)	(42,327)
General and administrative expenses	(334,914)	(254,165)	(189,507)
Other operating expenses, net	(14,665)	(22,464)	(16,562)
Total operating costs and expenses	(3,406,896)	(2,813,561)	(2,458,667)
Operating income	250,753	204,557	206,809
Net interest expense	(60,749)	(41,613)	(52,473)
Loss from derivative instruments	(9,237)	(32,809)	(39,935)
Foreign currency exchange results	(23,926)	3,237	(14,098)
Other non-operating income (expenses), net	3,562	(23,630)	(1,240)
Income before income taxes	160,403	109,742	99,063
Income tax expense	(44,603)	(3,450)	(18,709)
Net income	115,800	106,292	80,354
Less: Net income attributable to non-controlling interests	(271)	(271)	(332)
Net income attributable to Arcos Dorados Holdings Inc	115,529	106,021	80,022
Net income	115,800	106,292	80,354
Other comprehensive income (loss):
Foreign currency translation (including $13,100 of income taxes in 2010)	(50,826)	29,927	(67,192)
Unrealized net gains on cash flow hedges (net of $nil of income taxes)	131		232
Unrealized net losses on cash flow hedges (net of $nil of income taxes)		(1,134)	(1,128)
Realized net losses on cash flow hedges (net of $nil of income taxes)	451	273	4,591
Comprehensive income	65,556	135,358	16,857
Plus (Less): Comprehensive expense (income) attributable to non-controlling interests	248	(212)	(471)
Comprehensive income attributable to Arcos Dorados Holdings Inc.	$ 65,804	$ 135,146	$ 16,386
Earnings per share information:
Basic net income per common share attributable to Arcos Dorados Holdings Inc	$ 0.54	$ 0.44	$ 0.33
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.54	$ 0.44	$ 0.33